5. CONVERTIBLE NOTES PAYABLE (Details Narrative 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Interest expense related to convertible notes payable	$ (78,145)	$ (110,405)	$ (144,799)	$ (216,443)	$ (1,287,221)	$ (1,132,314)
Amended and Restated Series A 12% Convertible notes
Amount of notes converted into common stock						15,000
Debt Outstanding amount					885,000	885,000
Interest rate						20.00%
April 2011 10% Convertible Notes | Minimum
Debt Outstanding amount					48,048
April 2011 10% Convertible Notes | Maximum
Debt Outstanding amount					448,448
July and August 2011 10% Convertible Notes [Member]
Debt Outstanding amount					257,655
Interest rate					15.00%
Convertible Notes
Interest expense related to convertible notes payable					354,949	459,199
Debt Discounts
Interest expense related to convertible notes payable					4,284	467,158
Convertible notes and debt discount
Interest expense related to convertible notes payable					$ 359,233	$ 926,357